Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 EUR (€) employee	Mar. 31, 2021 EUR (€) employee
Employees
Operations	15,808	15,404	14,893
Selling and distribution	24,676	25,499	26,874
Customer care and administration	57,619	56,038	54,739
Total number of employees	98,103	96,941	96,506
Costs incurred in respect of employees
Wages and salaries | €	€ 4,853	€ 4,469	€ 4,238
Social security costs | €	604	578	549
Other pension costs | €	244	168	235
Share-based payments | €	141	119	135
Total | €	€ 5,842	€ 5,334	€ 5,157
Germany segment
Employees
Total number of employees	15,242	15,256	15,798
Italy
Employees
Total number of employees	5,733	5,765	5,818
Spain, segment [Member]
Employees
Total number of employees	3,992	4,194	4,257
UK
Employees
Total number of employees	9,312	9,198	9,584
Other Europe
Employees
Total number of employees	14,189	15,106	15,460
Vodacom.
Employees
Total number of employees	7,990	7,973	7,810
Other Markets.
Employees
Total number of employees	9,331	9,336	9,498
Vantage Towers [Member]
Employees
Total number of employees	753	502
Common Functions
Employees
Total number of employees	31,561	29,611	28,281